GuideMark(SM) Large Cap Growth Fund (First Prospectus Summary) | GuideMark(SM) Large Cap Growth Fund
GUIDEMARKSM LARGE CAP GROWTH FUND
Investment Objective
GuideMarkSM Large Cap Growth Fund (the "Fund") seeks capital appreciation over the long term.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GuideMark(SM) Large Cap Growth Fund Service Shares
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Administrative Service Fees		0.25%
All Other Expenses		0.34%
Other Expenses		0.59%
Total Annual Fund Operating Expenses		1.54%
Amount of Fee Waiver and/or Expense Assumption	[1]	(0.03%)
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Assumption)	[2]	1.51%
[1]	Genworth Financial Wealth Management, Inc. has contractually agreed through July 31, 2013, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding Distribution and/or Service (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund fees and expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed 0.99% of average daily net assets. This expense limitation agreement may not be terminated prior to July 31, 2013 unless the Board of Trustees consents to an earlier revision or termination.
[2]	Please note the Fund expense ratio shown above differs from the expense ratio in the "Financial Highlights" section of the Prospectus, because the "Financial Highlights" shows expense ratio information that includes the expense reductions generated when the Fund loaned its portfolio securities.

Example
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GuideMark(SM) Large Cap Growth Fund Service Shares	154	484	837	1,832

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 126.61%
of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in the securities of large capitalization companies. The Fund considers "large capitalization companies" to be companies, at the time of purchase, whose market capitalizations are within the range of the market capitalizations in the Russell 1000® Index.

The Fund invests primarily in common stocks of growth-oriented companies.
Growth-oriented companies generally have, among other factors, higher price-to-book ratios, higher forecasted growth values, and lower dividend yields relative to the broader market.

The Fund may invest up to 15% of its total assets in American Depositary
Receipts ("ADRs") of foreign companies, including companies domiciled in emerging markets. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

The sub-advisor selects stocks of companies that it believes have potential for growth, in comparison to other companies in that particular company's industry or the market, and in light of certain characteristics of the company. The characteristics that the sub-advisor may consider in evaluating a company include the company's business environment, market share, management, expansion plans, balance sheet, income statement, anticipated earnings, revenue and other measures of value.
Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The following risks could affect the value of your investment in the Fund:

Management Risk: An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Growth Investment Risk: The Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities.

Foreign Securities Risk: The risks of investing in ADRs can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.
Performance
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad measure of market performance.
The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Prior to April 1, 2011, the Fund used different investment strategies. The performance set forth below is partially attributable to the previous investment strategies and different sub-advisors.
GUIDEMARKSM LARGE CAP GROWTH FUND - SERVICE SHARES Calendar Year Returns as of 12/31

The year-to-date performance (as of June 30, 2012) of the Fund's Service Shares
was 9.70%.
During the period shown on the bar chart, the Fund's best and worst quarters are shown below:

             Best Quarter:  Quarter ended June 30, 2003      15.88%
Worst Quarter: Quarter ended December 31, 2008 -24.41%
Average Annual Total Returns for Periods Ended December 31, 2011
Average Annual Total Returns GuideMark(SM) Large Cap Growth Fund	Label	1 Year	5 Years	10 Years
Service Shares	Return Before Taxes	(3.41%)	none	0.85%
Service Shares After Taxes on Distributions	Return After Taxes on Distributions	(3.41%)	(0.17%)	0.73%
Service Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.22%)	none	0.73%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	2.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing
"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.